DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related partis	$ 243,556	$ 91,951	$ 93,852
Mr. Jun Wang [Member]
Due to related partis	0	0	88,941
Mr. Yang Wang [Member] | Director [Member]
Due to related partis	$ 243,556	$ 91,951	$ 4,911